Equity (Details Narrative) - USD ($)							1 Months Ended			12 Months Ended
	Jun. 07, 2017	May 17, 2017	May 27, 2016	May 09, 2016	Dec. 31, 2015	Oct. 04, 2013	Oct. 31, 2019	Nov. 30, 2018	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 18, 2019	Feb. 20, 2019
Ordinary shares, authorized										100,000,000	100,000,000
Ordinary shares, value										$ 126,257,156	$ 126,146,996	$ 123,500,000
Shares issued price per share													$ 1.00
Shares issued for services, value										110,160	46,500
Common stock shares repurchase					$ 7,100,000	$ 9,000,000
Common stock shares repurchase, shares					1,402,448
Retained earnings										(174,517,769)	(170,935,437)
Share based compensation										580,000	629,000	583,000
Stock option exercised
Proceeds from stock options exercised											44,843
Unrecognized compensation expense related to non-vested share options										$ 100,000
Weighted average remaining vesting period										1 month 6 days
Fair value of stock option vested										$ 600,000	600,000	600,000
Administrative expense										$ 6,657,972	$ 4,299,820	3,621,570
2016 Equity Incentive Plan [Member]
Issuance of common stock, shares											479,004
2016 Equity Incentive Plan [Member] | Maximum [Member]
Issuance of common stock, shares				5,000,000
Repurchase of Common Shares [Member]
Additional paid-in capital												7,000,000
Retained earnings												104,000
Treasury Stock [Member]
Exercise of stock options granted
Shares issued for services
Shares issued for services, value
Common stock shares repurchase												$ 7,117,500
Common stock shares repurchase, shares												1,402,448
Ordinary shares was canceled	1,402,448
Stock option exercised
Employees [Member]
Exercise of stock options granted									479,004
Additional paid in capital, service period recognition									$ 626,000
Stock option to purchase common stock
Intrinsic value of stock options exercised											$ 1,473,000
Stock option exercised
Proceeds from stock options exercised
Consultants [Member]
Exercise of stock options granted									50,000
Additional paid in capital, service period recognition									$ 24,000
Issuance of common stock, shares										240,000
Number of restricted shares issued							240,000
Shares issued for services							240,000
Shares issued for services, value							$ 110,000
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock											200,000	200,000
Stock option vested, shares										75,000	125,000	250,000
Warrants to purchase common stock														150,000
Warrants exercise price														$ 1.10
Administrative expense										$ 67,000	$ 44,000	$ 96,000
Two Individuals [Member]
Issuance of common stock, shares								1,000,000
Shares issued price per share								$ 1.50
Proceeds from issuance of common stock								$ 1,500,000
Directors Officers and Employees [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock			2,712,000
Fair value of stock option grant date			$ 1,600,000
Directors Officers and Employees [Member] | 2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Share based compensation										365,000	407,000	376,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock		960,000
Fair value of stock option grant date		$ 500,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Share based compensation										$ 129,000	$ 178,000	$ 111,000
Non-employees [Member]
Stock option weighted average exercise price per shares										$ 1.1
Stock option weighted average remaining life										2 years 2 months 12 days